Taxation on Ordinary Activities - Summary of Factors Affecting the Taxation Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit/(loss) before taxation	£ 9,859	£ 3,538	£ (17,061)
Share of post-tax results of associates and joint ventures	(1,681)	(1,900)	(585)
Profit before tax excluding associates and joint ventures	8,178	1,638	(17,646)
Tax at 25% (2024: 25.0%; 2023: 23.5%) on the above	2,044	410	(4,147)
Tax at standard rates other than UK corporation tax rate	(109)	395	619
Other national tax charges	248	277	310
Pillar Two income taxes	82	79	0
Permanent differences	(127)	(71)	845
Overseas withholding taxes	182	168	179
Double taxation relief on UK profits	(38)	(30)	(46)
Unutilised/(utilised) tax losses	(29)	33	(15)
Adjustments in respect of prior periods	(294)	117	(13)
Deferred tax relating to changes in tax rates	(202)	(249)	(106)
Additional net deferred tax charges/(credits)	337	(772)	(498)
Taxation on ordinary activities	£ 2,094	£ 357	£ (2,872)
Tax at 25% (2024: 25.0%; 2023: 23.5%) on the above	25.00%	25.00%	23.50%
Tax at standard rates other than UK corporation tax rate, percentage	(1.30%)	24.10%	(3.50%)
Other national tax charges, percentage	3.00%	16.90%	(1.80%)
Pillar Two income taxes, percentage	1.00%	4.80%	0.00%
Permanent differences, percentage	(1.60%)	(4.30%)	(4.80%)
Overseas withholding taxes, percentage	2.20%	10.30%	(1.00%)
Double taxation relief on UK profits, percentage	(0.50%)	(1.80%)	0.30%
Unutilised/(utilised) tax losses, percentage	(0.40%)	2.00%	0.10%
Adjustments in respect of prior periods, percentage	(3.50%)	7.10%	0.10%
Deferred tax relating to changes in tax rates, percentage	(2.50%)	(15.20%)	0.60%
Additional net deferred tax (credits)/charges, percentage	4.20%	(47.10%)	2.80%
Total average effective tax rate	25.60%	21.80%	16.30%